Schedule of segment information (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
	$ 868,426	$ 627,920	$ 1,744,170	$ 2,909,754
Cost of sales	344,091	877,007	610,725	1,232,107
Gross profit (loss)	524,335	(249,087)	1,133,444	1,677,647
Selling expenses	105,244	222,913	222,564	372,429
Administrative expenses	1,944,688	792,546	3,729,024	2,088,174
Research and development costs	327,101	330,241	640,811	536,745
Gain / (loss) on debt settlement		(110,491)	189,901	(133,965)
Net loss for the period	(2,581,272)	(3,542,950)	(4,625,938)	(5,319,261)
Total assets	26,838,213		26,838,213		$ 29,998,169
Total liabilities	26,618,483		26,618,483		$ 24,401,783
Direct [Member]
IfrsStatementLineItems [Line Items]
Sale of goods			27,961	286,058
Rendering of Services			6,429	305,684
Adjustment
Interest			2,104	4,176
			36,493	595,918
Cost of sales			280,721	(16,333)
Gross profit (loss)			(244,228)	612,251
Selling expenses			(36,239)	(113,948)
Administrative expenses			(527,490)	(417,501)
Financial expenses
Research and development costs
Gain / (loss) on debt settlement
Net loss for the period			(807,957)	80,803
Total assets	63,976,969	62,530,000	63,976,969	62,530,000
Total liabilities	39,066,602	56,805,617	39,066,602	56,805,617
Write-off of assets
Loss on modification of contract
NaaS [Member]
IfrsStatementLineItems [Line Items]
Sale of goods				892,449
Rendering of Services			1,860,685	1,319,075
Adjustment			(243,336)
Interest			90,327	102,311
			1,707,677	2,313,835
Cost of sales			330,004	1,248,440
Gross profit (loss)			1,377,672	1,065,395
Selling expenses			(77,607)	(93,696)
Administrative expenses			(1,841,680)	(555,251)
Financial expenses			(1,445,347)	(939,243)
Research and development costs
Gain / (loss) on debt settlement
Net loss for the period			(1,986,962)	(824,941)
Total assets	48,909,317	41,921,023	48,909,317	41,921,023
Total liabilities	58,419,931	54,257,432	58,419,931	54,257,432
Write-off of assets
Loss on modification of contract				(302,146)
Corporates [Member]
IfrsStatementLineItems [Line Items]
Sale of goods
Rendering of Services
Adjustment
Interest

Cost of sales
Gross profit (loss)
Selling expenses			(108,717)	(164,784)
Administrative expenses			(1,359,853)	(423,498)
Financial expenses			88,463	(3,256,858)
Research and development costs			(640,811)	(536,745)
Gain / (loss) on debt settlement			189,901	(133,965)
Net loss for the period			(1,831,018)	(4,560,095)
Write-off of assets				(44,245)
Loss on modification of contract
Total [Member]
IfrsStatementLineItems [Line Items]
Sale of goods			27,961	1,178,507
Rendering of Services			1,867,114	1,624,760
Adjustment			(243,336)
Interest			92,431	106,487
			1,744,170	2,909,754
Cost of sales			610,725	1,232,107
Gross profit (loss)			1,133,445	1,677,647
Selling expenses			(222,564)	(372,428)
Administrative expenses			(3,729,024)	(1,396,250)
Financial expenses			(1,356,884)	(4,196,101)
Research and development costs			(640,811)	(536,745)
Gain / (loss) on debt settlement			189,901	(133,965)
Net loss for the period			(4,625,938)	(5,304,233)
Total assets	26,838,213	25,544,454	26,838,213	25,544,454
Total liabilities	26,618,483	40,783,922	26,618,483	40,783,922
Write-off of assets				(44,245)
Loss on modification of contract				(302,146)
Adjustments And Eliminations [Member]
IfrsStatementLineItems [Line Items]
Total assets	(86,048,074)	(78,906,569)	(86,048,074)	(78,906,569)
Total liabilities	$ (70,868,051)	$ (70,279,128)	$ (70,868,051)	$ (70,279,128)